Stock Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock Based Compensation
14.	Stock-Based Compensation
Stock Incentive Plans
The Company’s 2010 Stock Incentive Plan (the “2010 Plan”) provided for the grant of qualified incentive stock options, nonqualified stock options, and other awards to the Company’s employees, officers, directors, advisors, and outside consultants to purchase the Company’s Common Stock. On December 11, 2020, the Company’s Board of Directors adopted the Amended and Restated 2020 Stock Option and Grant Plan (the “2020 Plan”), which provided for the grant of qualified incentive stock options, nonqualified stock options, and other awards to the Company’s employees, officers, directors, advisors, and outside consultants to purchase the Company’s Common Stock. Each stock option from the 2010 Plan and the 2020 Plan that was outstanding immediately prior to the Business Combination, whether vested or unvested, was cancelled and exchanged for a stock option to purchase Allurion Common Stock based on the Exchange Ratio. The per share exercise price for each stock option was divided by the Exchange Ratio.
In connection with the closing of the Business Combination, the Company adopted the 2023 Stock Option and Incentive Plan (the “2023 Plan”), which provides for the award of stock options (both incentive and non-qualified),
stock appreciation rights, restricted stock units, restricted stock awards, cash-based awards, and dividend equivalent rights. As of September 30, 2024, a total of 326,975 shares of Allurion Common Stock are reserved for issuance under the 2023 Plan. The 2023 Plan provides that the number of shares reserved for issuance under the 2023 Plan will automatically increase each January 1, beginning January 1, 2024 and ending January 1, 2033, by 5% of the number of fully diluted outstanding shares of Allurion Common Stock as of the immediately preceding December 31 or such lesser amount as determined by the Board and the compensation committee.
As of September 30, 2024,
305,562 options and RSUs were issued and outstanding under the 2010 Plan, 2020 Plan, and 2023 Plan. As of December 31, 2023, 181,186 options and RSUs were issued and outstanding under the 2010 Plan, 2020 Plan, and 2023 Plan. The stock options generally vest over a four-year period and expire 10 years from the date of grant.

Stock-based compensation expense included in the condensed consolidated statement of operations was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Cost of revenue	$13	$16	$24	$31
Selling, general and administrative	791	5,477	2,109	6,235
Research and development	56	46	84	83

Total stock-based compensation expense	$860	$5,539	$2,217	$6,349

Stock Options
The following table summarizes the option activity under the 2010 Plan, 2020 Plan, and the 2023 Plan during the nine months ended September 30, 2024:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		(per option)	(in years)	(in thousands)
Outstanding—January 1, 2024	155,441	$66.75	6.9	$5,565
Granted	147,443	46.50
Cancellations and forfeitures	(17,906)	57.00
Exercised	(646)	34.25

Outstanding—September 30, 2024	284,332	57.00	7.9	—

Exercisable at September 30, 2024	114,913	$62.00	5.9	$—
Total stock compensation expense related to stock option awards during the three and nine months ended September 30, 2024 was $0.6 million and $1.4 million, respectively. As of September 30, 2024, there was approximately $5.6 million of unrecognized compensation costs related to unvested stock options granted under the 2010 Plan, 2020 Plan, and 2023 Plan, which is expected to be recognized over a weighted-average vesting term of 3.0 years. The weighted average grant-date fair value of the stock option awards granted during the nine months ended September 30, 2024 was $32.50 per option.
The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model and the assumptions noted in the table below. Expected volatility for the Company’s Common Stock was determined based on an average of the historical volatility of a peer group of public companies that are similar to the Company. The expected term of options granted to employees was calculated using the simplified method, which represents the average of the contractual term of the option and the weighted-average vesting period of the option. The Company uses the simplified method because it does not have sufficient historical option exercise data to provide a reasonable basis upon which to estimate expected term. The expected term of options granted to non-employees
is the remaining contractual term of the award. The assumed dividend yield is based upon the Company’s expectation of not paying dividends in the foreseeable future. The risk-free rate for periods within the expected life of the option is based upon the U.S. Treasury yield curve in effect at the time of grant.
The assumptions used in the Black Scholes option-pricing model for the nine months ended September 30, 2024 and 2023 are as follows:

	Nine Months Ended September 30,
	2024	2023
Expected volatility	71%	86%
Risk-free interest rate	4.36%	4.50%
Expected dividend yield	0%	0%
Expected term (in years)	6.1	5.8
Restricted Stock Units
In December 2022, the Company issued RSUs to a member of the Board of Directors with vesting subject to both a performance-based closing condition dependent on the successful Business Combination with Compute Health and time-based vesting conditions. See Note 3,
Business Combination
for information about the closing of the Business Combination with Compute Health. Upon the satisfaction of the closing condition, 62.5%
of the

RSUs awarded vested. Thereafter, the remaining
37.5% of the RSUs vest monthly over a period of two years. All RSUs are subject to forfeiture if the grantee’s continuous service relationship as a member of the Board of Directors terminates prior to vesting. In October 2023 and March 2024, the Company issued RSUs to its Board of Director members that vest in equal installments over three years, subject to continued service as a director through each vesting date.
The following table summarizes the restricted stock unit activity under the 2020 Plan and 2023 Plan during the three months ended September 30, 2024:

	Number of RSUs	Weighted Average Grant Date Fair Value
		(per share)
Outstanding—January 1, 2024	25,745	$111.25
Granted	3,000	65.25
Cancellations and forfeitures	—	—
Vested	(7,515)	112.75

Outstanding—September 30, 2024	21,230	$104.00

Total stock compensation expense related to RSUs for the three and nine months ended September 30, 2024 was $0.2 million and $0.8 million, respectively. As of September 30, 2024, there were $1.0 million of unrecognized compensation costs related to nonvested RSUs granted under the 2020 Plan and 2023 Plan, which is expected to be recognized over a remaining weighted-average vesting term of 1.6 years.
Employee Stock Purchase Plan
In connection with the closing of the Business Combination, the Company adopted the 2023 Employee Stock Purchase Plan (the “2023 ESPP”). Under the 2023 ESPP plan, substantially all employees may voluntarily enroll to purchase the Company’s Common Stock through payroll deductions at a price equal to 85% of the lower of the fair market values of the stock as of the beginning or end of the offering period. An employee’s payroll deductions under the 2023 ESPP are limited to 15% of the employee’s compensation.
A total of 89,045 shares of the Company’s Common Stock are reserved and authorized for issuance under the 2023 ESPP. In addition, the number of shares of Common Stock available for issuance under the 2023 ESPP will automatically increase each January 1, beginning on January 1, 2024 and each January thereafter, by the lesser of (i) 1% of the fully diluted outstanding shares of our Common Stock as of the immediately preceding December 31, (ii) 64,000 shares of our Common Stock, or (iii) such lesser number of shares determined by the administrator of the 2023 ESPP. As of September 30, 2024, no shares have been issued under the 2023 ESPP.

14.	Stock Based Compensation
Stock Incentive Plans
The Company’s 2010 Stock Option Plan (the “2010 Plan”) provided for the grant of qualified incentive stock options, nonqualified stock options, and other awards to the Company’s employees, officers, directors, advisors, and outside consultants to purchase the Company’s Common Stock. On December 11, 2020, the
Company’s Board of Directors adopted the 2020 Stock Option Plan (the “2020 Plan”), which provided for the grant of qualified incentive stock options, nonqualified stock options, and other awards to the Company’s employees, officers, directors, advisors, and outside consultants to purchase the Company’s Common Stock. Each stock option from the 2010 Plan and the 2020 Plan that was outstanding immediately prior to the Business Combination, whether vested or unvested, was cancelled and exchanged for a stock option to purchase Allurion Common Stock based on the Exchange Ratio. The per share exercise price for each stock option was divided by the Exchange Ratio.
In connection with the closing of the Business Combination, the Company adopted the 2023 Stock Option and Incentive Plan (the “2023 Plan”), which provides for the award of stock options (both incentive and non-qualified),
stock appreciation rights, restricted stock units, restricted stock awards, cash-based awards, and dividend equivalent rights. A total of 312,908 shares of Allurion Common Stock were initially reserved for issuance under the 2023 Plan. The 2023 Plan provides that the number of shares reserved for issuance under the 2023 Plan will automatically increase each January 1, beginning January 1, 2024 and ending January 1, 2033, by 5% of the number of fully diluted outstanding shares of Allurion Common Stock as of the immediately preceding December 31 or such lesser amount as determined by the Board and the Compensation Committee.
As of December 31, 2023, 181,186 options and RSUs were issued and outstanding under the 2010 Plan, 2020 Plan, and 2023 Plan. As of December 31, 2022, 228,684 options and RSUs were issued and outstanding under the 2010 Plan and 2020 Plan. The stock options generally vest over a four-year period and expire 10 years from the date of grant.
Stock-based compensation expense included in the consolidated statement of operations and comprehensive loss was as follows:

	Year Ended December 31,
	2023	2022
Cost of revenue	$32	$—
Selling, general, and administrative	8,198	400
Research and development	127	37

Total stock-based compensation expense	$8,357	$437

Stock Options
The following tables summarizes the option activity under the 2010 Plan, 2020 Plan, and the 2023 Plan during the year ended December 31, 2023:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		(per option)	(in years)	(in thousands)
Outstanding—January 1, 2023	172,079	$58.75	7.7	$9,437
Granted	10,308	135.25
Cancellations and forfeitures	(15,003)	50.00
Exercised	(11,943)	28.75

Outstanding—December 31, 2023	155,441	$66.75	6.9	$5,565

Exercisable at December 31, 2023	109,436	$55.75	6.2	$4,812
Total stock compensation expense related to stock option awards during the year ended December 31, 2023 was $2.7 million. As of December 31, 2023, there was approximately $2.5 million of unrecognized compensation costs related to unvested stock options granted under the 2020 Plan, which is expected to be recognized over
a
weighted-average
vesting term of 2.1 years. The weighted average grant-date fair value of the stock option awards granted during the years ended December 31, 2023 and 2022 was $99.50 and $59.00 per option, respectively.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model and the assumptions noted in the table below. Expected volatility for the Company’s Common Stock was determined based on an average of the historical volatility of a peer group of public companies which are similar to the Company. The expected term of options granted to employees was calculated using the simplified method, which represents the average of the contractual term of the option and the weighted- average vesting period of the option. The Company uses the simplified method because it does not have sufficient historical option exercise data to provide a reasonable basis upon which to estimate expected term. The expected term of options granted to non-employees
is the remaining contractual term of the award. The assumed dividend yield is based upon the Company’s expectation of not paying dividends in the foreseeable future. The risk-free rate for periods within the expected life of the option is based upon the U.S. Treasury yield curve in effect at the time of grant.
The assumptions used in the Black-Scholes option-pricing model are as follows:

	Year Ended December 31,
	2023	2022
Expected volatility	85.8%	63%
Risk-free interest rate	4.5%	3.56%
Expected dividend yield	—%	—%
Expected term (in years)	5.8	5.8

Restricted Stock Units
In December 2022, the Company issued RSUs under the 2020 Plan to a member of the Board of Directors with vesting subject to both a performance-based closing condition dependent on the successful Business Combination with Compute Health and time-based vesting conditions. See Note 1,
Organization and Basis of Presentation
and Note 3
, Business Combination
above for information about the closing of the Business Combination with Compute Health. Upon the satisfaction of the closing condition, 62.5% of the RSUs awarded vested. Thereafter, the remaining 37.5% of the RSUs vest monthly over a period of two years. In October 2023, the Company issued additional RSUs to Board of Director members with annual vesting over three years. All RSUs are subject to forfeiture if the grantee’s continuous service relationship as a member of the Board of Directors terminates prior to vesting. The following table summarizes the restricted stock unit activity under the 2020 Plan and 2023 Plan during the year ended December 31, 2023:

	Number of RSUs	Weighted Average Grant Date Fair Value
		(per share)
Outstanding—January 1, 2023	56,605	$112.75
Granted	9,047	108.00
Cancellations and forfeitures	(3,170)	112.75
Vested	(36,737)	112.75

Outstanding—December 31, 2023	25,745	111.25

Total stock compensation expense related to RSUs for the year ended December 31, 2023 was $5.7 million. As of December 31, 2023, there were $1.7 million of unrecognized compensation costs related to nonvested RSUs granted under the 2020 Plan and 2023 Plan, which is expected to be recognized over a remaining weighted-average vesting term of 2.0 years. The weighted average grant-date fair value of time-vested restricted stock units granted during the years ended December 31, 2023 and 2022 was $108.00 and $112.75 per share, respectively.

Employee Stock Purchase Plan
In connection with the closing of the Business Combination, the Company adopted the 2023 Employee Stock Purchase Plan (the “2023 ESPP”). Under the 2023 ESPP plan, substantially all employees may voluntarily enroll to purchase the Company’s Common Stock through payroll deductions at a price equal to 85% of the lower of the fair market values of the stock as of the beginning or end of the offering period. An employee’s payroll deductions under the 2023 ESPP are limited to 15% of the employee’s compensation.
A total of 56,893 shares of the Company’s Common Stock were initially reserved and authorized for issuance under the 2023 ESPP. In addition, the number of shares of Common Stock available for issuance under the 2023 ESPP will automatically increase each January 1, beginning on January 1, 2024 and each January thereafter, by the lesser of (i) 1% of the fully diluted outstanding shares of our Common Stock as of the immediately preceding December 31, (ii) 64,000 shares of our Common Stock, or (iii) such lesser number of shares determined by the administrator of the 2023 ESPP. As of December 31, 2023, no shares have been issued under the 2023 ESPP.